Defined benefit plans (Detail 9) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Increase / (decrease) in defined benefit obligation
Rate of pension increase	0.00%	0.00%
Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (2,595)	$ (2,462)
Decrease by 50 basis points	2,929	2,790
Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	269	255
Decrease by 50 basis points	(269)	(256)
Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	2,010	1,947
Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	627	374
Decrease by 50 basis points	(416)	(374)
Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 1,430	$ 1,381